SCHEDULE OF OTHER ASSETS (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Consumables and spare parts	$ 172,175	$ 136,623
Prepaid taxes	808,373	555,929
Prepaid expenses	394,949	238,516
Other receivables	246,898	8,933
Prepayment and other current assets	1,622,395	940,001
Durable spare parts	987,967	123,611
Cash collateral	150,000	545,908
Deposit and others	100,000	250,000
Other assets - non current	$ 1,237,967	$ 919,519